ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - USD ($)			3 Months Ended
		Jun. 02, 2022	Jun. 30, 2021	Mar. 31, 2021
Business Acquisition [Line Items]
Issuance of Class B ordinary shares to Sponsor	[1]		$ 25,100
Seamless Group Inc [Member] | Dynamic Indonesia Holdings Limited [Member]
Business Acquisition [Line Items]
Accounts receivables and other receivables		$ 600,000
Property plant and equipment		200,000
Operating lease right-of-use assets		100,000
Other assets		1,600,000
Liabilities		$ 4,100,000
Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Ownership percentage				51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage		49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage		51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Issuance of Class B Ordinary Share to Sponsor, shares		5,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Seamless Group Inc [Member]
Business Acquisition [Line Items]
Issuance of Class B Ordinary Share to Sponsor, shares		1,000
Issuance of Class B ordinary shares to Sponsor		$ 200,000

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.